The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 52.5%
	AGGREGATE BOND — 17.4%
34,869	Eaton Vance Total Return Bond ETF	$1,738,569
16,264	PGIM Ultra Short Bond ETF	805,881
21,263	Vanguard Intermediate-Term Bond ETF	1,588,984
		4,133,434
	BROAD BASED — 0.0%
600	USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	11,651
	BROAD MARKET — 0.6%
1,064	Schwab Fundamental U.S. Broad Market ETF	24,749
349	Vanguard U.S. Momentum Factor ETF	57,365
456	Vanguard U.S. Quality Factor ETF	64,246
		146,360
	CONSUMER STAPLES — 0.2%
375	Fidelity MSCI Consumer Staples Index ETF	18,536
87	Vanguard Consumer Staples ETF	18,390
		36,926
	CORPORATE — 21.2%
31,633	Franklin Senior Loan ETF	767,575
9,850	iShares High Yield Systematic Bond ETF	463,048
10,991	iShares Investment Grade Systematic Bond ETF	487,561
38,828	Principal Active High Yield ETF	744,721
29,651	SPDR Portfolio Short Term Corporate Bond ETF	885,379
46,514	VanEck IG Floating Rate ETF	1,183,781
6,100	Vanguard Intermediate-Term Corporate Bond ETF	489,647
		5,021,712
	EMERGING MARKETS — 0.1%
1,088	Schwab Fundamental Emerging Markets Equity ETF	31,606
	GLOBAL — 0.2%
278	SPDR Global Dow ETF	36,704
	GOVERNMENT — 5.6%
10,316	iShares 10-20 Year Treasury Bond ETF	1,026,855
3,151	iShares 7-10 Year Treasury Bond ETF	291,310
		1,318,165
	INTERNATIONAL — 0.5%
567	Invesco S&P International Developed Momentum ETF	23,043
1,307	iShares Currency Hedged MSCI EAFE Small-Cap ETF	41,837
199	iShares International Dividend Growth ETF	13,524
330	Vanguard FTSE Developed Markets ETF	15,781

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
563	Xtrackers MSCI EAFE High Dividend Yield Equity ETF	$13,675
		107,860
	LARGE-CAP — 0.8%
637	Fidelity High Dividend ETF	31,812
65	Invesco QQQ Trust Series 1	33,230
1,246	Schwab Fundamental U.S. Large Co. ETF	29,505
1,385	Schwab U.S. Large-Cap Growth ETF	38,600
110	Vanguard Mega Cap ETF	23,393
197	Vanguard Value ETF	33,352
		189,892
	LONG TERM CORPORATE BOND — 5.1%
29,034	FlexShares Credit-Scored U.S. Long Corporate Bond Index Fund	1,217,402
	MID-CAP — 0.4%
966	Fidelity Small-Mid Multifactor ETF	39,770
287	Invesco S&P Midcap 400 Revenue ETF	33,358
258	VictoryShares U.S. Small Mid Cap Value Momentum ETF	21,727
		94,855
	PRECIOUS METALS — 0.1%
505	abrdn Physical Silver Shares ETF*	13,923
299	iShares Gold Trust*	14,803
		28,726
	SMALL-CAP — 0.3%
434	JPMorgan Small & Mid Cap Enhanced Equity ETF	26,244
408	SPDR S&P 600 Small Cap Growth ETF	36,863
		63,107
	Total Exchange-Traded Funds
	(Cost $12,577,424)	12,438,400
	MUTUAL FUNDS — 44.9%
	AGGREGATE BOND — 13.4%
84,643	Allspring Core Plus Bond Fund - Class R6	938,689
125,932	Vanguard Core Bond Fund, Admiral Shares	2,229,001
		3,167,690
	AGGREGATE BOND SHORT — 2.5%
36,808	Columbia Short Term Bond Fund - Class Institutional 3	359,248
26,562	Victory Short-Term Bond Fund - Class R6	241,179
		600,427
	BLEND BROAD MARKET — 0.2%
528	DFA U.S. Core Equity 1 Portfolio - Class Institutional	22,834

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND BROAD MARKET (Continued)
1,244	DFA U.S. Vector Equity Portfolio - Class Institutional	$33,996
		56,830
	BLEND LARGE CAP — 0.2%
782	DFA U.S. Large Co. Portfolio - Class Institutional	30,488
309	Schwab S&P 500 Index Fund	27,897
		58,385
	BLEND MID CAP — 0.2%
1,051	Vanguard Strategic Equity Fund - Class Investor	37,994
	EMERGING MARKET STOCK — 0.1%
325	New World Fund, Inc. - Class F-3	25,022
	EMERGING MARKETS BOND — 10.2%
131,897	Nuveen Emerging Markets Debt Fund - Class R6	1,121,121
55,353	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,286,965
		2,408,086
	FOREIGN AGGREGATE BOND — 10.0%
225,444	Dodge & Cox Global Bond Fund - Class I	2,369,411
	FOREIGN BLEND — 0.4%
3,148	Dimensional Global Equity Portfolio - Class Institutional	107,118
	FOREIGN VALUE — 0.3%
686	DFA International Value Portfolio - Class Institutional	14,123
3,393	Dodge & Cox Global Stock Fund - Class I	46,521
		60,644
	GENERAL CORPORATE BOND — 3.3%
81,478	T Rowe Price Institutional Floating Rate Fund - Class Institutional	773,229
	GROWTH BROAD MARKET — 0.3%
1,333	New Perspective Fund - Class R-6	82,823
	GROWTH LARGE CAP — 0.2%
543	Nuveen Large Cap Growth Index Fund - Class R6	36,393
	HIGH YIELD BOND — 3.5%
84,186	American High-Income Trust - Class F-3	821,651

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 0.1%
648	DFA U.S. Targeted Value Portfolio - Class Institutional	$22,281
	Total Mutual Funds
	(Cost $10,623,008)	10,627,984
	MONEY MARKET FUNDS — 2.3%
279,676	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.42%[1]	279,676
277,636	Goldman Sachs Financial Square Government Fund - Institutional Class, 4.31%	277,636
	Money Market Funds
	(Cost $557,312)	557,312
	TOTAL INVESTMENTS — 99.7%
	(Cost $23,757,744)	23,623,696
	Other Assets in Excess of Liabilities — 0.3%	68,587
	TOTAL NET ASSETS — 100.0%	$23,692,283

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2024.